DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 58,175	$ 50,601
Canadian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 7,360	$ 7,381
Average Exchange Rate	0.76	0.76
Canadian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 6,457	$ 5,673
Average Exchange Rate	0.80	0.77
British pounds | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 7,608	$ 6,880
Average Exchange Rate	1.07	1.12
British pounds | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 243
Average Exchange Rate	0	1.21
European Union euros | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 14,814	$ 10,074
Average Exchange Rate	1.09	1.01
Australian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,417	$ 4,088
Average Exchange Rate	0.69	0.69
Australian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 502	$ 634
Average Exchange Rate	0.68	0.93
Indian rupees | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 5,233	$ 3,921
Average Exchange Rate	85.57	73.72
Indian rupees | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 379	$ 485
Average Exchange Rate	74.20	78.73
Korean won | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,091	$ 923
Average Exchange Rate	1,303	1,293
Chinese yuan1 | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,083	$ 4,166
Average Exchange Rate	6.86	6.07
Japanese yen | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 77	$ 378
Average Exchange Rate	138.41	116.26
Japanese yen | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 275
Average Exchange Rate	0	130.68
Colombian pesos | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,652	$ 355
Average Exchange Rate	4,629	4,800
Colombian pesos | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 749
Average Exchange Rate	0	0.19
Brazilian reais | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,969	$ 1,371
Average Exchange Rate	0.18	0.16
Sweden, Kronor | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 0
Average Exchange Rate		0
Other currencies | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,532	$ 2,764